United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  07/31/2011

Date of Reporting Period:  Six months ended 01/31/11

Item 1.                      Reports to Stockholders

Federated Government Ultrashort Duration Fund

Fund Established 1997

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Class A Shares
Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006[1]
Net Asset Value, Beginning of Period	$9.93	$9.91	$9.86	$9.88	$9.88	$9.90
Income From Investment Operations:
Net investment income	0.00[2]	0.02	0.13	0.36	0.47	0.37
Net realized and unrealized gain (loss) on investments	0.00[2]	0.02	0.05	(0.02)	(0.01)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.00[2]	0.04	0.18	0.34	0.46	0.35
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.02)	(0.13)	(0.36)	(0.46)	(0.37)
Net Asset Value, End of Period	$9.93	$9.93	$9.91	$9.86	$9.88	$9.88
Total Return[3]	0.01%	0.40%	1.83%	3.51%	4.79%	3.64%
Ratios to Average Net Assets:
Net expenses	0.70%[4]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.01%[4]	0.21%	1.29%	3.24%	4.77%	3.79%
Expense waiver/reimbursement[5]	0.34%[4]	0.33%	0.33%	0.38%	0.42%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$75,715	$102,701	$144,780	$111,860	$28,978	$3,173
Portfolio turnover	23%	40%	63%	29%	37%	70%
1	Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006[1]
Net Asset Value, Beginning of Period	$9.93	$9.91	$9.86	$9.88	$9.88	$9.90
Income From Investment Operations:
Net investment income	0.02	0.07	0.17	0.41	0.51	0.42
Net realized and unrealized gain (loss) on investments	0.00[2]	0.01	0.05	(0.02)	0.00[2]	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.08	0.22	0.39	0.51	0.40
Less Distributions:
Distributions from net investment income	(0.02)	(0.06)	(0.17)	(0.41)	(0.51)	(0.42)
Net Asset Value, End of Period	$9.93	$9.93	$9.91	$9.86	$9.88	$9.88
Total Return[3]	0.24%	0.85%	2.29%	3.98%	5.26%	4.11%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.47%[4]	0.63%	1.71%	4.16%	5.13%	4.17%
Expense waiver/reimbursement[5]	0.29%[4]	0.28%	0.28%	0.34%	0.38%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$522,416	$446,662	$273,540	$205,842	$166,979	$176,206
Portfolio turnover	23%	40%	63%	29%	37%	70%
1	Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006[1]
Net Asset Value, Beginning of Period	$9.93	$9.91	$9.86	$9.88	$9.88	$9.90
Income From Investment Operations:
Net investment income	0.02	0.06	0.16	0.40	0.50	0.42
Net realized and unrealized gain (loss) on investments	0.00[2]	0.01	0.05	(0.02)	0.00[2]	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.07	0.21	0.38	0.50	0.39
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.16)	(0.40)	(0.50)	(0.41)
Net Asset Value, End of Period	$9.93	$9.93	$9.91	$9.86	$9.88	$9.88
Total Return[3]	0.19%	0.75%	2.19%	3.87%	5.16%	4.00%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.37%[4]	0.56%	1.39%	3.57%	5.03%	4.10%
Expense waiver/reimbursement[5]	0.29%[4]	0.28%	0.28%	0.33%	0.38%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$372,594	$460,582	$728,861	$296,509	$37,284	$45,713
Portfolio turnover	23%	40%	63%	29%	37%	70%
1	Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.10	$3.53
Institutional Shares	$1,000	$1,002.40	$1.26
Institutional Service Shares	$1,000	$1,001.90	$1.77
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.68	$3.57
Institutional Shares	$1,000	$1,023.95	$1.28
Institutional Service Shares	$1,000	$1,023.44	$1.79
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.70%
Institutional Shares	0.25%
Institutional Service Shares	0.35%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	45.8%
U.S. Government Agency Securities	21.0%
U.S. Treasury Security	1.2%
Repurchase Agreements	30.4%
Other Assets and Liabilities — Net[2]	1.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount		Value
	Adjustable Rate Mortgages – 12.9%
	Federal Home Loan Mortgage Corporation ARM – 4.8%
$1,177,447	2.285%, 7/1/2030	1,211,040
364,740	2.350%, 5/1/2033	379,539
1,268,725	2.378%, 3/1/2033	1,322,694
974,266	2.480%, 1/1/2027	1,008,612
9,373,400	2.557%, 4/1/2034	9,844,188
1,237,758	2.662%, 9/1/2025	1,292,341
4,132,457	2.665%, 9/1/2036	4,353,948
3,110,786	2.684%, 8/1/2036	3,259,463
4,146,934	2.700%, 7/1/2036	4,343,884
105,996	2.709%, 7/1/2033	111,268
4,745,056	2.883%, 2/1/2036	5,003,922
7,689,446	3.030%, 2/1/2034	8,043,937
554,430	3.130%, 5/1/2037	581,934
4,187,029	3.541%, 8/1/2037	4,420,959
1,602,649	4.785%, 4/1/2038	1,683,446
	TOTAL	46,861,175
	Federal National Mortgage Association ARM – 8.1%
910,517	1.384%, 9/1/2027	925,524
980,989	1.725%, 5/1/2040	985,085
175,765	1.725%, 5/1/2040	176,501
496,957	1.725%, 8/1/2040	501,458
405,840	2.105%, 7/1/2033	420,502
13,360,544	2.120%, 10/1/2034	13,817,729
7,923,216	2.358%, 9/1/2034	8,257,679
2,901,060	2.374%, 4/1/2024	3,007,633
10,372,123	2.394%, 1/1/2035	10,848,121
270,048	2.429%, 6/1/2028	281,278
90,440	2.465%, 2/1/2033	94,914
98,919	2.469%, 8/1/2032	103,315
5,568,573	2.516%, 1/1/2035	5,812,215
4,403,406	2.528%, 6/1/2036	4,618,287
122,650	2.540%, 12/1/2032	129,041
415,530	2.570%, 3/1/2033	434,988
4,271,436	2.587%, 6/1/2036	4,455,970
4,991,780	2.636%, 8/1/2034	5,247,514
Semi-Annual Shareholder Report

Principal Amount		Value
$7,818,077	2.654%, 5/1/2035	8,224,101
560,457	2.723%, 5/1/2036	589,719
616,286	2.960%, 2/1/2037	642,048
2,799,424	3.500%, 4/1/2033	2,973,957
5,830,030	4.728%, 7/1/2034	6,072,763
	TOTAL	78,620,342
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $121,324,729)	125,481,517
	Collateralized Mortgage Obligations – 32.8%
	Federal Home Loan Mortgage Corporation REMIC – 15.0%
4,381,140	Series 3391 FA, 0.411%, 4/15/2018	4,386,401
1,000,494	Series 2292 KF, 0.510%, 7/25/2022	1,001,495
4,897,362	Series 2869 JF, 0.511%, 4/15/2034	4,911,309
511,341	Series 3012 EA, 0.511%, 8/15/2035	511,559
5,394,169	Series 3028 FM, 0.511%, 9/15/2035	5,405,365
1,090,103	Series 2625 FJ, 0.561%, 7/15/2017	1,092,936
2,835,414	Series 2769 AF, 0.561%, 7/15/2032	2,842,912
6,551,427	Series 2861 AF, 0.561%, 9/15/2034	6,562,458
6,683,081	Series 3085 VF, 0.581%, 12/15/2035	6,659,379
2,161	Series 2539 FK, 0.611%, 10/15/2016	2,161
707,672	Series 2551 CF, 0.611%, 12/15/2016	708,255
2,648,289	Series 2571 FB, 0.611%, 2/15/2018	2,664,371
5,221,137	Series 2758 FH, 0.611%, 3/15/2019	5,252,769
639,216	Series 2534 FJ, 0.611%, 4/15/2022	641,209
877,102	Series 2534 EF, 0.611%, 5/15/2022	879,671
2,416,330	Series 2796 FD, 0.611%, 7/15/2026	2,419,572
3,740,084	Series 2799 PF, 0.611%, 1/15/2031	3,752,580
992,167	Series 2596 FQ, 0.611%, 3/15/2033	995,034
707,835	Series 2488 WF, 0.661%, 8/15/2017	712,501
239,153	Series 2564 EF, 0.661%, 2/15/2022	239,345
2,412,879	Series 2788 FB, 0.661%, 10/15/2022	2,426,519
2,501,704	Series 2685 FK, 0.661%, 11/15/2022	2,518,526
574,994	Series 2470 FI, 0.661%, 10/15/2026	577,427
734,153	Series 2728 HF, 0.661%, 3/15/2028	734,708
1,411,907	Series 2493 F, 0.661%, 9/15/2029	1,415,560
551,222	Series 2286 FA, 0.661%, 2/15/2031	552,942
1,058,168	Series 2477 FD, 0.661%, 7/15/2032	1,059,918
2,077,995	Series 2479 FA, 0.661%, 8/15/2032	2,086,420
Semi-Annual Shareholder Report

Principal Amount		Value
$4,555,023	Series 2758 F, 0.661%, 9/15/2032	4,578,479
1,732,296	Series 2526 FC, 0.661%, 11/15/2032	1,736,814
535,889	Series 2610 DF, 0.661%, 3/15/2033	537,778
6,051,310	Series 2812 LF, 0.661%, 6/15/2034	6,056,199
177,128	Series 2395 FT, 0.711%, 12/15/2031	177,863
4,270,067	Series 2671 F, 0.711%, 9/15/2033	4,288,211
897,065	Series 2111 MA, 0.761%, 1/15/2029	903,032
916,566	Series 2111 MB, 0.761%, 1/15/2029	922,663
936,068	Series 2111 MC, 0.761%, 1/15/2029	942,294
873,053	Series 2471 FS, 0.761%, 2/15/2032	879,330
1,097,443	Series 2504 FP, 0.761%, 3/15/2032	1,105,209
1,409,505	Series 2610 FD, 0.761%, 12/15/2032	1,414,897
68,922	Series 2452 FG, 0.811%, 3/15/2032	69,422
908,237	Series 2380 FI, 0.861%, 6/15/2031	918,308
4,866,714	Series 2380 FL, 0.861%, 11/15/2031	4,925,429
731,418	Series 2396 FL, 0.861%, 12/15/2031	740,189
1,011,635	Series 2389 FI, 1.011%, 6/15/2031	1,028,529
14,917,819	Series 3542 NF, 1.011%, 7/15/2036	15,038,052
2,575,350	Series 2418 FO, 1.161%, 2/15/2032	2,624,495
2,685,864	Series 2326 FJ, 1.211%, 6/15/2031	2,737,651
3,775,222	Series 2344 FP, 1.211%, 8/15/2031	3,853,642
4,005,361	Series 2412 OF, 1.211%, 12/15/2031	4,079,363
2,552,797	Series 1534 J, 1.213%, 6/15/2023	2,599,559
1,225,428	Series 2451 FC, 1.261%, 5/15/2031	1,251,735
1,242,384	Series 2470 FW, 1.261%, 5/15/2031	1,267,985
1,189,517	Series 2470 FX, 1.261%, 5/15/2031	1,214,029
912,539	Series 2481 FC, 1.261%, 5/15/2031	931,343
4,065,475	Series 2475 FL, 1.261%, 2/15/2032	4,153,617
2,710,316	Series 2476 FC, 1.261%, 2/15/2032	2,769,077
1,546,963	Series 2460 FE, 1.261%, 6/15/2032	1,579,240
1,553,911	Series 2470 GF, 1.261%, 6/15/2032	1,586,333
1,608,056	Series 2498 HF, 1.261%, 6/15/2032	1,641,608
289,333	Series 1146 E, 1.363%, 9/15/2021	294,007
2,276,396	Series 1632 FB, 1.513%, 11/15/2023	2,336,889
1,414,400	Series 2495 F, 3.116%, 9/15/2032	1,419,043
	TOTAL	145,615,616
Semi-Annual Shareholder Report

Principal Amount		Value
	Federal National Mortgage Association REMIC – 12.9%
$18,182,194	Series 2006-W1 2AF1, 0.480%, 2/25/2046	17,999,380
2,567,617	Series 2006-104 FC, 0.510%, 11/25/2036	2,560,311
882,974	Series 2001-61 FM, 0.511%, 10/18/2016	882,071
505,270	Series 2003-17 WF, 0.560%, 7/25/2017	505,797
624,626	Series 1999-42 FA, 0.560%, 10/25/2028	624,937
4,875,131	Series 2004-91 HF, 0.560%, 11/25/2034	4,885,673
1,170,443	Series 2001-34 FB, 0.561%, 12/18/2028	1,170,640
105,828	Series 2003-20 FH, 0.610%, 10/25/2016	105,855
250,909	Series 2003-15 FW, 0.610%, 12/25/2016	251,074
1,262,408	Series 2003-54 FV, 0.610%, 1/25/2026	1,264,042
891,579	Series 2001-53 FX, 0.610%, 10/25/2031	888,801
5,012,537	Series 2003-66 FA, 0.610%, 7/25/2033	5,003,163
574,351	Series 2003-26 QF, 0.660%, 10/25/2017	576,647
5,301,515	Series 2003-35 FY, 0.660%, 5/25/2018	5,337,565
1,733,425	Series 2003-52 NF, 0.660%, 6/25/2023	1,744,684
184,001	Series B03QRB4 FC, 0.660%, 2/25/2028	184,207
2,654,536	Series 2004-49 FM, 0.660%, 7/25/2034	2,649,777
5,543,709	Series 2004-49 FN, 0.660%, 7/25/2034	5,543,539
684,228	Series 1998-22 FA, 0.661%, 4/18/2028	684,633
2,233,985	Series 2001-46 F, 0.661%, 9/18/2031	2,245,519
4,425,172	Series 2002-77 FH, 0.661%, 12/18/2032	4,447,182
387,395	Series 2001-32 F, 0.710%, 7/25/2016	389,686
200,550	Series 2000-34 F, 0.710%, 10/25/2030	200,685
349,622	Series 2002-82 FK, 0.710%, 10/25/2031	350,054
652,724	Series 2002-4 FJ, 0.710%, 2/25/2032	655,824
927,220	Series 2002-74 FV, 0.710%, 11/25/2032	931,966
1,227,522	Series 2002-82 FG, 0.710%, 12/25/2032	1,231,577
11,202,411	Series 2004-49 FQ, 0.710%, 7/25/2034	11,221,126
4,246,740	Series 2004-51 FO, 0.710%, 7/25/2034	4,250,545
151,992	Series 2000-37 FA, 0.760%, 11/25/2030	152,262
780,975	Series 2002-83 LF, 0.760%, 7/25/2031	784,378
267,795	Series 2001-34 FL, 0.760%, 8/25/2031	269,885
1,330,685	Series 2001-68 FD, 0.760%, 12/25/2031	1,342,603
885,797	Series 2002-82 FP, 0.760%, 2/25/2032	891,554
900,259	Series 2002-9 FH, 0.760%, 3/25/2032	905,614
847,044	Series 2002-52 FD, 0.760%, 9/25/2032	851,514
1,290,773	Series 2002-90 FH, 0.760%, 9/25/2032	1,299,669
883,437	Series 2002-82 FB, 0.760%, 12/25/2032	889,385
Semi-Annual Shareholder Report

Principal Amount		Value
$1,514,488	Series 2003-2 FA, 0.760%, 2/25/2033	1,524,686
2,800,926	Series 2003-14 FT, 0.760%, 3/25/2033	2,819,279
706,701	Series 2002-41 F, 0.810%, 7/25/2032	714,527
63,426	Series 2002-39 FB, 0.811%, 3/18/2032	63,881
7,075,334	Series 2002-58 FD, 0.860%, 8/25/2032	7,147,079
71,583	Series 1993-220 FA, 0.881%, 11/25/2013	72,035
708,506	Series 2003-87 FP, 0.960%, 2/25/2032	713,736
1,675,708	Series 2002-37 F, 1.060%, 11/25/2031	1,698,200
3,104,585	Series 2002-17 JF, 1.260%, 4/25/2032	3,171,963
7,289,946	Series 2002-47 NF, 1.260%, 4/25/2032	7,444,836
2,229,036	Series 2002-64 FJ, 1.260%, 4/25/2032	2,277,411
3,226,937	Series 2002-82 FC, 1.260%, 9/25/2032	3,295,810
2,729,847	Series 2002-34 FC, 1.261%, 12/18/2031	2,788,277
1,263,815	Series 2002-75 FD, 1.261%, 11/18/2032	1,290,814
1,571,023	Series 2002-53 FG, 1.360%, 7/25/2032	1,610,860
1,448,393	Series 1993-165 FE, 1.431%, 9/25/2023	1,487,717
757,123	Series 1993-62 FA, 2.771%, 4/25/2023	776,288
	TOTAL	125,071,223
	Government National Mortgage Association REMIC – 0.3%
504,474	Series 2001-22 FG, 0.611%, 5/16/2031	507,531
490,085	Series 2001-21 FB, 0.661%, 1/16/2027	493,241
787,477	Series 1999-43 FA, 0.711%, 11/16/2029	793,010
1,042,453	Series 1999-40 FE, 0.811%, 11/16/2029	1,050,090
	TOTAL	2,843,872
	Fannie Mae – 4.6%
8,872,185	Fannie Mae BA 4035 BA 4035 FB, 0.760%, 8/25/2039	8,915,582
13,349,237	Fannie Mae FA, 0.760%, 9/25/2038	13,440,563
22,643,325	Fannie Mae GS 3381 GS 3381 FC, 0.860%, 2/25/2037	22,886,133
	TOTAL	45,242,278
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $316,346,748)	318,772,989
	GOVERNMENT AGENCIES – 21.0%
	Fannie Mae Floating Rate Note – 2.6%;1
25,000,000	0.171% , 8/11/2011	25,000,008
	Federal Farm Credit Bank System Floating Rate Note – 2.0%;1
20,000,000	0.240%, 2/21/2012	20,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
	Federal Home Loan Bank System Floating Rate Notes – 6.2%;1
$20,000,000	0.166%, 8/05/2011	19,999,959
20,000,000	0.210%, 9/23/2011	20,000,000
20,000,000	0.241%, 4/09/2012	20,000,004
	TOTAL	59,999,963
	Federal Home Loan Bank Notes – 6.5%
15,000,000	0.350% 11/07/2011	15,000,152
5,000,000	0.370% 1/04/2012	5,002,710
10,000,000	0.400% 11/25/2011	10,003,121
7,000,000	0.400% 12/02/2011	7,000,729
10,000,000	0.400%, 11/18/2011	10,002,419
6,000,000	0.550% 6/01/2011	6,005,325
10,000,000	0.800% 5/06/2011	10,013,911
	TOTAL	63,028,367
	Federal Home Loan Mortgage Corporation Floating Rate Note — 1.5%[1]
15,000,000	0.221%, 9/19/2011	14,998,094
	Federal National Mortgage Association Discount Note – 2.2%;2
21,000,000	0.210%, 5/16/2011	20,989,710
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $203,967,170)	204,016,142
	Mortgage-Backed Securities – 0.1%
	Federal National Mortgage Association – 0.1%
65,885	7.500%, 30 Year, 1/1/2032	74,847
340,979	7.500%, 30 Year, 8/1/2032	387,858
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $432,929)	462,705
	U.S. Treasury – 1.2%
10,782,500	U.S. Treasury Inflation-Protected Note, 2.000%, 4/15/2012 (IDENTIFIED COST $11,112,766)	11,214,626
	Repurchase Agreements – 30.4%
85,135,000	Interest in $5,420,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,528,435,321.	85,135,000
Semi-Annual Shareholder Report

Principal Amount		Value
$10,000,000	Interest in $3,500,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,021,389 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2041 and the market value of those underlying securities was $3,576,915,084.	10,000,000
200,000,000	Interest in $415,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $415,002,536 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $423,302,604.	200,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	295,135,000
	TOTAL INVESTMENTS — 98.4% (IDENTIFIED COST $948,319,342)[3]	955,082,979
	OTHER ASSETS AND LIABILITIES - NET — 1.6%[4]	15,642,394
	TOTAL NET ASSETS — 100%	$970,725,373
1	Represents the current interest rate for the floating rate security.
2	Zero coupon note, reflects effective rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Investments in repurchase agreements	$295,135,000
Investments in securities	659,947,979
Total investments in securities, at value (identified cost $948,319,342)		$955,082,979
Income receivable		1,706,484
Receivable for shares sold		19,969,160
TOTAL ASSETS		976,758,623
Liabilities:
Payable for investments purchased	4,408,058
Payable for shares redeemed	1,378,841
Income distribution payable	150,886
Payable for distribution services fee (Note 5)	13,249
Payable for shareholder services fee (Note 5)	39,374
Accrued expenses	42,842
TOTAL LIABILITIES		6,033,250
Net assets for 97,721,186 shares outstanding		$970,725,373
Net Assets Consist of:
Paid-in capital		$967,906,934
Net unrealized appreciation of investments		6,763,637
Accumulated net realized loss on investments		(3,933,795)
Distributions in excess of net investment income		(11,403)
TOTAL NET ASSETS		$970,725,373
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$522,416,460 ÷ 52,592,009 shares outstanding, no par value, unlimited shares authorized		$9.93
Institutional Service Shares:
$372,593,564 ÷ 37,507,286 shares outstanding, no par value, unlimited shares authorized		$9.93
Class A Shares:
$75,715,349 ÷ 7,621,891 shares outstanding, no par value, unlimited shares authorized		$9.93
Offering price per share (100/98.00 of $9.93)		$10.13
Redemption proceeds per share		$9.93

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$3,637,618
Expenses:
Investment adviser fee (Note 5)		$2,022,896
Administrative personnel and services fee (Note 5)		395,482
Custodian fees		24,479
Transfer and dividend disbursing agent fees and expenses		141,892
Directors'/Trustees' fees		7,245
Auditing fees		11,908
Legal fees		3,493
Portfolio accounting fees		76,014
Distribution services fee — Class A Shares (Note 5)		104,169
Shareholder services fee — Institutional Service Shares (Note 5)		169,537
Shareholder services fee — Class A Shares (Note 5)		102,518
Account administration fee — Institutional Service Shares		48,666
Account administration fee — Class A Shares		1,651
Share registration costs		35,102
Printing and postage		23,678
Insurance premiums		3,148
Miscellaneous		14,642
TOTAL EXPENSES		3,186,520
Waivers (Note 5):
Waiver of investment adviser fee	$(1,460,262)
Waiver of administrative personnel and services fee	(10,626)
Waiver of distribution services fee — Class A Shares	(20,834)
TOTAL WAIVERS		(1,491,722)
Net expenses			1,694,798
Net investment income			1,942,820
Realized and Unrealized Gain on Investments:
Net realized gain on investments			107
Net change in unrealized appreciation of investments			850,463
Net realized and unrealized gain on investments			850,570
Change in net assets resulting from operations			$2,793,390

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,942,820	$5,477,082
Net realized gain on investments	107	529,089
Net change in unrealized appreciation/depreciation of investments	850,463	1,147,282
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,793,390	7,153,453
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,135,285)	(2,437,926)
Institutional Service Shares	(830,509)	(2,760,953)
Class A Shares	(8,632)	(258,145)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,974,426)	(5,457,024)
Share Transactions:
Proceeds from sale of shares	379,021,073	1,109,035,992
Net asset value of shares issued to shareholders in payment of distributions declared	1,092,465	3,413,680
Cost of shares redeemed	(420,151,759)	(1,251,381,983)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,038,221)	(138,932,311)
Change in net assets	(39,219,257)	(137,235,882)
Net Assets:
Beginning of period	1,009,944,630	1,147,180,512
End of period (including undistributed (distributions in excess of) net investment income of $(11,403) and $20,203, respectively)	$970,725,373	$1,009,944,630

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund Semi-Annual Shareholder Report normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services, shareholder services and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares	Shares	Amount	Shares	Amount
Shares sold	27,414,811	$272,212,632	56,955,002	$564,617,901
Shares issued to shareholders in payment of distributions declared	47,195	468,729	90,612	898,408
Shares redeemed	(19,871,037)	(197,324,563)	(39,654,845)	(393,276,535)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,590,969	$75,356,798	17,390,769	$172,239,774
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares	Shares	Amount	Shares	Amount
Shares sold	8,947,270	$88,843,370	42,910,420	$425,299,999
Shares issued to shareholders in payment of distributions declared	62,099	616,755	240,770	2,386,533
Shares redeemed	(17,905,983)	(177,805,571)	(70,317,409)	(696,592,523)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(8,896,614)	$(88,345,446)	(27,166,219)	$(268,905,991)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,809,251	$17,965,071	12,017,425	$119,118,092
Shares issued to shareholders in payment of distributions declared	703	6,981	12,991	128,739
Shares redeemed	(4,534,091)	(45,021,625)	(16,297,942)	(161,512,925)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,724,137)	$(27,049,573)	(4,267,526)	$(42,266,094)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,029,782)	$(40,038,221)	(14,042,976)	$(138,932,311)

4. FEDERAL TAX INFORMATION

At January 31, 2011, the cost of investments for federal tax purposes was $948,319,342. The net unrealized appreciation of investments for federal tax purposes was $6,763,637. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,830,121 and net unrealized depreciation from investments for those securities having an excess of cost over value of $66,484.

Semi-Annual Shareholder Report

At July 31, 2010, the Fund had a capital loss carryforward of $3,933,902 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$1,673,239
2013	$333,472
2014	$515,204
2015	$720,255
2018	$691,732

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $1,460,262 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,626 of its fee.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.05%
Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FSC voluntarily waived $20,834 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2011, FSC retained $43,700 of fees paid by the Fund. For the six months ended January 31, 2011, the Fund's Institutional Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.25%, 0.35% and 0.70% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) October 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

8. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Government Ultrashort Duration Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Fund's performance was at the median for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B706
Cusip 31420B888
Cusip 31420B805

30064 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report, that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	March 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2011